Lease - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure Of Supplemental Cash Flow Information Of The Leases [Line Items]
Cash payments for the operating leases	$ 281,410	$ 214,089
Right-of-use assets obtained in exchange for the new operating lease liabilities	$ 423,895	$ 442,212